Expense Example - Sound Shore Fund, Inc.	May 01, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,051